Discontinued operations and assets held for sale (Tables)	12 Months Ended
Mar. 31, 2026
Discontinued operations and assets held for sale
Schedule of income statement of discontinued operations

	2026 1 €m	2025 € m	2024 € m

(Loss)/profit for the financial year - Discontinued operations

Vodafone Spain	(25)	53	(5)

Vodafone Italy	(83)	(75)	(60)

Total	(108)	(22)	(65)

Loss per share - Discontinued operations

Basic	(0.45)c	(0.08)c	(0.24)c

Diluted	(0.45)c	(0.08)c	(0.24)c

Summary of segment analysis of discontinued operations

	2026 €m	2025 € m	2024 € m

Revenue	–	603	3,773

Cost of sales	–	(321)	(2,593)

Gross profit	–	282	1,180

Selling and distribution expenses	–	(27)	(259)

Administrative expenses	–	(34)	(435)

Net credit losses on financial assets	–	(15)	(120)

Operating profit	–	206	366

Investment income	–	3	29

Financing costs	–	(8)	(56)

Profit before taxation	–	201	339

Income tax credit	–	–	1

Profit after tax of discontinued operations	–	201	340

After tax loss on the re-measurement of disposal group	–	–	(345)

Loss on sale of disposal group	(25)	(148)	–

(Loss)/profit for the financial year from discontinued operations	(25)	53	(5)

Total comprehensive (expense)/income for the financial year from discontinued operations

Attributable to owners of the parent	(25)	53	(5)
Vodafone Italy
The disposal of Vodafone Italy completed in the comparative period on 31 December 2024. The results of discontinued operations in Italy are detailed below.

	2026 €m	2025 € m	2024 € m

Revenue	–	3,356	4,579

Cost of sales	–	(1,293)	(3,438)

Gross profit	–	2,063	1,141

Selling and distribution expenses	–	(160)	(244)

Administrative expenses	–	(356)	(760)

Net credit losses on financial assets	–	(36)	(51)

Operating profit	–	1,511	86

Financing costs	–	(66)	(86)

Profit before taxation	–	1,445	–

Income tax (expense)/credit	–	(387)	23

Profit after tax of discontinued operations	–	1,058	23

After tax loss on the re-measurement of disposal group	–	–	(83)

Loss on sale of disposal group	(83)	(1,133)	–

Loss for the financial year from discontinued operations	(83)	(75)	(60)

Total comprehensive expense for the financial year from discontinued operations

Attributable to owners of the parent	(83)	(72)	(71)

Schedule of net assets and liabilities held for sale

	31 March 2026 €m	31 March 2025 €m

Non-current assets

Investments in associates and joint ventures	174	–

	174	–